Income Tax/ Deferred Tax	12 Months Ended
Dec. 31, 2023
Income Tax Deferred Tax
Income Tax/ Deferred Tax

NOTE 8: INCOME TAX / DEFERRED TAX

As indicated in Note 1, the Company is a Marshall Islands corporation. However, the Company is subject to tax in Argentina, Paraguay and Brazil, and with respect to its cabotage operations in Uruguay, jurisdictions where certain of its subsidiaries operate. The Company’s operations in Panama and the port and international barge transportation services in Uruguay are not taxed. The corporate income tax rate in Argentina, Paraguay, Brazil, and Uruguay is 35%, 10%, 34%, and 25%, respectively for the year ended December 31, 2023.

Following IAS 12, the Company calculates at each reporting date the deferred tax assets and liabilities resulting from the difference between the indexed tax base in Argentinian Pesos converted using the exchange rate at reporting date, and the carrying amounts of assets and liabilities for financial reporting purposes at that reporting date. During the fourth quarter of 2023, the Argentinian Peso devalued 131% and local consumer price index increased 53%, thus reducing the value of the tax base and resulting in a deferred tax liability of $6,435 as of December 31, 2023, compared to a deferred tax asset of $1,332 as of December 31, 2022. Consequently, the Company recognized a non-cash deferred income tax expense of $7,767 for the year ended December 31, 2023, and is included in the consolidated statement of profit/(loss) under the caption “Income tax (expense)/benefit”. The overall increase in income tax expense was the result of the non-cash tax expense resulting from the effects of exchange rate changes and tax indexing related to the tangible assets of the Company’s Argentinean subsidiary. This accounting treatment has no relation to the income tax amounts actually paid for the operations in Argentina. The calculation of the deferred tax asset or liability resulting from the difference of the carrying amounts of assets and liabilities for financial reporting purposes and the local tax base at the reporting date depend on the fluctuations of local inflation and exchange rate and may result in a deferred tax income or expense in the future.

The components of profit/(loss) before income taxes in consolidated statements of income for the years ended December 31, 2023, 2022 and 2021 are as follows:

	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Argentina	$166	$(3,781)	$(12,939)
Paraguay	2,959	(5,539)	(10,235)
Uruguay	42,373	39,160	12,835
Panama	(22,818)	(34,283)	(47,055)
Marshall Islands	(1,757)	(1,618)	(3,356)
Brazil	(78)	(100)	(399)
Total profit/ (loss) before income taxes and noncontrolling interest	$20,845	$(6,161)	$(61,149)

Income tax (expense)/benefit is comprised of:

	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Current	(1,891)	(16)	(2,504)
Deferred	(5,195)	2,093	(1,511)
Total Argentina	$(7,086)	$2,077	$(4,015)
Current	—	(8)	1
Deferred	—	(4)	5
Total Brasil	$—	$(12)	$6
Current	(157)	(110)	(206)
Deferred	179	(236)	(373)
Total Paraguay	$22	$(346)	$(579)
Current	—	—	—
Deferred	—	—	(642)
Total Uruguay	—	—	(642)
Total income tax (expense)/ benefit	$(7,064)	$1,719	$(5,230)

The net loss subject to income taxes corresponds to the operations in Argentina, Brazil, Paraguay, and the cabotage operations in Uruguay:

	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Benefit/ (expense) before income taxes and noncontrolling interest	$20,845	$(6,161)	$(61,149)
Panama, Marshall Islands, Uruguay Port/Barge (not taxed)	$(17,798)	$(3,259)	$40,145
Net profit/(loss) subject to income taxes	$3,047	$(9,420)	$(21,004)

Reconciliation of taxes calculated based on statutory tax rates to income tax (expense)/benefit:

	December 31, 2023	December 31, 2022	December 31, 2021
Income tax calculated at the tax rates applicable to profits in the respective countries (expense)/benefit	$(328)	$1,693	$5,012
Tax effect of amounts which are not (deductible)/taxable in calculating taxable income
Allocation of parent company expenses, not deductible for local income tax	$(1,831)	$(532)	$(4,231)
Foreign exchange losses/gains in $, not (deductible)/taxable for local income tax	$723	$756	$874
Impact of changes in local income tax rate on future years deferred tax, not taxable for local income tax	$—	$—	$(2,112)
Effects of exchange rate changes and tax indexing related to non monetary assets and others	$(5,628)	$(198)	$(4,773)
Total income tax (expense)/ benefit	$(7,064)	$1,719	$(5,230)

The components of deferred income taxes included on the consolidated financial position were as follows:

	December 31, 2023	December 31, 2022
Deferred income tax assets:
Property, plant and equipment, net	—	390
Total current deferred income tax assets	$—	$390
Deferred income tax assets:
Future deductible differences	88	68
Property, plant and equipment, net	—	942
Total non-current deferred income tax assets	$88	$1,010
Total deferred income tax assets	$88	$1,400
Deferred income tax liability:
Property, plant and equipment, and leases, net	$(66)	$—
Total current deferred income tax liability	$(66)	$—
Deferred income tax liability:
Intangible assets	(2,493)	(3,117)
Property, plant and equipment, net	(10,349)	(4,117)
Tax inflation adjustment in Argentina	(80)	(485)
Other	(670)	(2,243)
Total deferred income tax liability	$(13,592)	$(9,962)
Net deferred income tax liability	$(13,570)	$(8,562)

The evolution of the deferred income tax assets and liabilities included on the consolidated financial position was as follows:

Deferred income tax assets	Future deductible differences	Property, plant and equipment	Total Deferred Income Tax Assets
At January 1, 2021	$691	$—	$691
Variance of nondeductible unpaid intercompany balances	(466)	—	(466)
Nondeductible impact of vessel impairment	(642)	—	(642)
Changes in income tax rate	80	—	80
Other	419	—	419
At December 31, 2021	$82	$—	$82
Future deductible CPI adjusted tax depreciations	—	1,332	1,332
Other	(14)	—	(14)
At December 31, 2022	$68	$1,332	$1,400
Variance of non deductible unpaid intercompany balances	1,228	—	1,228
Future deductible CPI adjusted tax depreciations	—	(1,332)	(1,332)
Tax inflation adjustment in Argentina	(80)	—	(80)
Other	(71)	—	(71)
Reclassification to Deferred Tax Liabilities	(1,057)	—	(1,057)
At December 31, 2023	$88	$—	$88

Deferred income tax liabilities	Intangible Assets	Property, Plant, and Equipment and leases, net	Other deferred tax liabilities	Total Deferred Income Tax Liabilities
At January 1, 2021	$(3,299)	$(3,154)	$(2,130)	$(8,583)
Depreciations and Amortizations	488	82	—	570
Changes in income tax rate	(929)	(1,183)	—	(2,112)
Tax inflation adjustment in Argentina	—	—	477	477
Other	—	—	(847)	(847)
At December 31, 2021	$(3,740)	$(4,255)	$(2,500)	$(10,495)
Depreciations and Amortizations	623	138	—	761
Tax inflation adjustment in Argentina	—	—	834	834
Other	—	—	(1,062)	(1,062)
At December 31, 2022	$(3,117)	$(4,117)	$(2,728)	$(9,962)
Depreciations and Amortizations	624	137	—	761
Impact of CPI adjusted Fixed Assets tax depreciations	—	(6,435)	—	(6,435)
Reclassification from Deferred Tax Assets	—	—	1,057	1,057
Other	—	—	921	921
At December 31, 2023	$(2,493)	$(10,415)	$(750)	$(13,658)